Submission	Sep. 15, 2025
Submission [Line Items]
Central Index Key	0002058263
Registrant Name	CARLYLE ALPINVEST PRIVATE MARKETS SECONDARIES FUND
Registration File Number	333-285477
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A